Stockholders' Equity (Details) $ / shares in Units, $ in Millions			12 Months Ended
	Oct. 25, 2019 USD ($) $ / shares shares	May 05, 2017 USD ($) $ / shares shares	Dec. 31, 2019 vote $ / shares shares	Dec. 31, 2018 $ / shares shares
Class of Stock [Line Items]
Shares authorized (in shares) | shares			710,000,000
Common stock, shares authorized (in shares) | shares			700,000,000	700,000,000
Common stock, par value (in dollars per share) | $ / shares			$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares) | shares			10,000,000
Preferred stock, par value (in dollars per share) | $ / shares			$ 0.0001
Number of votes per share of common stock | vote			1
Redemption price per share (in dollars per share) | $ / shares			$ 0.01
Redemption notice period			30 days
Minimum sale price of stock for warrant redemption (in dollars per share) | $ / shares			$ 18.00
Number of trading days			20 days
Trading day period			30 days
Warrants outstanding (in shares) | shares			22,999,977
Stock sold, aggregate consideration | $	$ 20.0
SCH
Class of Stock [Line Items]
Term of warrants			5 years
Common Class A | SCH
Class of Stock [Line Items]
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001
IPO | SCH
Class of Stock [Line Items]
Warrant sold, price per share (in dollars per share) | $ / shares		$ 10.00
Number of warrants in each unit (in shares) | shares		0.3333
Exercise price per warrant (in dollars per share) | $ / shares			$ 11.50
IPO | Common Class A | SCH
Class of Stock [Line Items]
Number of shares in each unit (in shares) | shares		1
Number of shares acquired by each warrant (in shares) | shares			1
Private Placement
Class of Stock [Line Items]
Exercise price per warrant (in dollars per share) | $ / shares	$ 11.50
Private Placement | Common Stock
Class of Stock [Line Items]
Number of shares acquired by each warrant (in shares) | shares	1	1
SCH Sponsor Corp | Private Placement
Class of Stock [Line Items]
Warrant sold, price per share (in dollars per share) | $ / shares		$ 1.50
Exercise price per warrant (in dollars per share) | $ / shares		$ 11.50
Stock sold (in shares) | shares		8,000,000
Stock sold, aggregate consideration | $		$ 12.0
SCH Sponsor Corp | Private Placement | Common Class A | SCH
Class of Stock [Line Items]
Number of shares acquired by each warrant (in shares) | shares		1